SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Summary of the Total Potential Ordinary Shares that were Excluded from the Diluted Per Share Calculation) (Details) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	1,295	1,784	1,734
Stock Options and Stock Awards [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	1,295	1,784	1,734